NOTES AND CONVERTIBLE NOTES PAYABLE - Additional Information (Details)																						1 Months Ended							3 Months Ended					4 Months Ended	6 Months Ended		9 Months Ended		12 Months Ended
		Sep. 02, 2025 USD ($)	Aug. 18, 2025 USD ($) Days	Jul. 21, 2025 USD ($)	Jul. 16, 2025 USD ($) Days	Jun. 30, 2025	Jun. 25, 2025 USD ($) shares	Jun. 18, 2025 USD ($) shares	Jun. 03, 2025 USD ($) shares	May 30, 2025 USD ($)	May 13, 2025 USD ($)	May 12, 2025 USD ($)	Apr. 22, 2025 USD ($) Days	Mar. 03, 2025 USD ($)	Feb. 28, 2025 shares	Feb. 19, 2025 USD ($)	Aug. 19, 2024 USD ($) Days	Nov. 13, 2023 USD ($) Days $ / shares shares	Jun. 16, 2023 USD ($) shares	Jun. 16, 2023 USD ($) shares	Jan. 31, 2023 shares	Jul. 31, 2025	Jun. 30, 2025 shares	Apr. 30, 2025 USD ($)	Mar. 31, 2025 USD ($) shares	Feb. 28, 2025 shares	Jan. 31, 2025 USD ($)	Oct. 31, 2024 USD ($)	Sep. 30, 2025 USD ($) shares	Jun. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($) shares	Apr. 30, 2025 USD ($) shares	Jun. 30, 2025	Jun. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($) shares		Dec. 31, 2023 USD ($) shares		Nov. 30, 2023 $ / shares	Jun. 12, 2023 shares
Debt Conversion [Line Items]
Interest rate percentage																																											7.00%
Principal amount outstanding																																							$ 9,242,183		$ 9,115,943
Prinicipal amount converted																																									6,500,000
Stock issued																																	$ 200,000						200,000
Loss on extinguishment of debt																													$ (3,265,002)		$ (1,303,969)	$ (10,293,834)				$ (10,293,834)	$ (10,138,337)	$ (11,597,803)	$ (20,504,307)		0
Proceeds from convertible debt																																									$ 4,100,000
Issuance of Common Stock | shares																					783,098								208,586,879								208,586,879		20,274,238		922,362
Issuance of Common Stock warrants in connection with the June 2023 Convertible Notes (net of issuance cost of $160,345)																			$ 2,511,759																						$ 2,351,414
Loss on issuance of notes payable																													$ (443,466)		0						$ (1,917,562)	0
Principal amount outstanding																																							$ 9,242,183		9,115,943
Issuance of Common Stock upon conversion of convertible preferred stock																																									6,500,000
Liqueous Settlement Agreement [Member]
Debt Conversion [Line Items]
Shares issued | shares																																		9,186,581
Issuance of pre-funded warrants exercisable into common stock | shares															9,360,888
Debt instrument face amount																								$ 411,865										$ 411,865
Debt instrument face amount																								411,865										$ 411,865
Issuance of Common Stock (in shares) | shares																																		9,186,581
Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Principal amount outstanding																													3,277,153								3,277,153
Prinicipal amount converted																													1,875,503								3,100,626
Principal and accrued interest due at maturity														Mar. 01, 2026
Stock issued														$ 1,500,000
Increase to stockholders' deficit																													$ 2,284,909								$ 5,953,849
Conversion of convertible securities to common stock, shares | shares																													15,413,379								29,221,075
Debt Conversion, Description														conversion price equal to a 20% discount to the lowest daily VWAP during the 5 days prior to the conversion date
Conversion price equal to discount on lowest volume-weighted average price														20.00%
Volume-weighted Average Price of Conversion Period														5 days
Debt instrument, maturity date														Mar. 01, 2026
Issuance of Common Stock upon conversion of convertible preferred stock (in Shares) | shares																													15,413,379								29,221,075
Principal amount outstanding																													$ 3,277,153								$ 3,277,153
Issuance of Common Stock upon conversion of convertible preferred stock																													1,875,503								3,100,626
Unsecured Debt [Member] | Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Debt instrument face amount														$ 1,578,495
Debt instrument face amount														$ 1,578,495
Common Stock [Member]
Debt Conversion [Line Items]
Prinicipal amount converted	[1]																																								$ 3
Shares issued | shares																					91,899												40,000						40,000	[1],[2]
Stock issued																																	$ 4						$ 4	[1]
Conversion of convertible securities to common stock, shares | shares																					34,045																				32,500	[1],[2]
Issuance of Common Stock upon conversion of convertible preferred stock (in Shares) | shares																					34,045																				32,500	[1],[2]
Issuance of Common Stock (in shares) | shares																					91,899												40,000						40,000	[1],[2]
Issuance of Common Stock upon conversion of convertible preferred stock	[1]																																								$ 3
Common Stock [Member] | Liqueous Settlement Agreement [Member]
Debt Conversion [Line Items]
Shares issued | shares																										9,090,959
Issuance of Common Stock (in shares) | shares																										9,090,959
Legacy Nuburu [Member]
Debt Conversion [Line Items]
Issuance of Common Stock | shares																					10,782,091
Series A Preferred Stock [Member]
Debt Conversion [Line Items]
Conversion of convertible securities to common stock, shares | shares																					1,361,787
Issuance of Common Stock upon conversion of convertible preferred stock (in Shares) | shares																					1,361,787
Junior Note Warrants [Member]
Debt Conversion [Line Items]
Warrants to purchase company common stock | shares																		550,000
Subsequent Event [Member] | Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Principal and accrued interest due at maturity														Mar. 01, 2026		Mar. 01, 2026
Stock issued														$ 1,500,000		$ 1,500,000
Debt instrument face amount																$ 1,578,495
Debt Conversion, Description																conversion price equal to a 20% discount to the lowest VWAP during the 5 days prior to the conversion date.
Conversion price equal to discount on lowest volume-weighted average price														20.00%		20.00%
Volume-weighted Average Price of Conversion Period														5 days		5 days
Percentage of common stock conversion, amount equal to outstanding														19.90%
Debt instrument face amount																$ 1,578,495
Debt instrument, maturity date														Mar. 01, 2026		Mar. 01, 2026
Subsequent Event [Member] | Unsecured Debt [Member] | Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Debt instrument face amount														$ 1,578,495
Debt instrument face amount														$ 1,578,495
Related Party [Member]
Debt Conversion [Line Items]
Loss on extinguishment of debt																													(2,840,115)		$ (521,193)						(2,840,115)	$ (1,491,666)
Boot Capital LLC [Member] | Convertible Debt [Member] | Securities Purchase Agreement [Member]
Debt Conversion [Line Items]
Loss on extinguishment of debt																																					93,215
Convertible notes fair value																													193,215								$ 193,215
Junior Notes And Warrants Purchase Agreements [Member]
Debt Conversion [Line Items]
Interest rate percentage																		10.00%
Promissory notes, principal amount																		$ 5,500,000
Maturity period after issuance																		12 months
Investment, Variable Interest Rate, Type [Extensible Enumeration]																		us-gaap:SecuredOvernightFinancingRateSofrMember
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]																		SOFR [Member]
Percentage of warrant exercisable on common stock																		100.00%
Percentage of maximum aggregate outstanding common stock																		19.90%
Common stock, exercisable price per share | $ / shares																		$ 5
Original issue discount																		$ 500,000
Aggregate fair value of warrants																		2,668,169
Credit facility minimum closing in principal amount																		$ 20,000,000
Investment interest rate if not repaid within nine months after issuance																		12.00%
Investment interest rate if not repaid within six months after issuance																		9.00%
Additional warrant coverage																		25.00%
Percentage of trading price																		120.00%
Minimum consecutive trading days | Days																		20
Maximum consecutive trading days | Days																		30
Conversion of shares | shares																																					9,186,581	2,173,894
Principal extinguishment of debt																																					$ 411,865	$ 2,459,267
Loss on extinguishment of debt																																					(1,174,519)	(6,366,173)
Junior Notes And Warrants Purchase Agreements [Member] | Minimum [Member]
Debt Conversion [Line Items]
Percentage of common stock price over warrant exercise price																		200.00%
Junior Notes And Warrants Purchase Agreements [Member] | SOFR [Member]
Debt Conversion [Line Items]
Investment interest rate if not repaid within nine months after issuance																		12.00%
Investment interest rate if not repaid within six months after issuance																		9.00%
Senior Convertible Notes And Warrants Purchase Agreements [Member]
Debt Conversion [Line Items]
Promissory notes, principal amount																				$ 687,315
Convertible promissory notes, amount																				$ 9,225,000
Percentage of principal to be prepaid																																									150.00%
Conversion price per share | $ / shares																																											$ 27.52
Principal extinguishment of debt																																						$ 1,902,169
Senior Convertible Notes And Warrants Purchase Agreements [Member] | Maximum [Member]
Debt Conversion [Line Items]
Warrants to purchase company common stock | shares																			47,238	47,238																								287,972
August 2024 Convertible Notes
Debt Conversion [Line Items]
Interest rate percentage																	15.00%
Promissory notes, principal amount																	$ 673,000
Promissory notes discount amount																	$ 25,000
Principal and accrued interest due at maturity																	Feb. 06, 2025
Fixed price																	$ 2.03
Percentage of lowest daily volume weighted-average price																	80.00%
Effective interest rate																																							180.20%
Convertible Note Derivative Liability																													179,000								$ 179,000		$ 179,000
Deferred financing costs																	$ 114,800
Principal amount																																							$ 537,375
Percentage of maximum aggregate outstanding common stock																	19.90%
Minimum consecutive trading days | Days																	10
Conversion of shares | shares																																					1,878,620	2,474,268
Principal extinguishment of debt																																					$ 389,375
Loss on extinguishment of debt																									$ (12,303)												(2,123,403)	$ (5,231,630)
Debt instrument, interest rate																																							180.20%
Debt instrument, maturity date																	Feb. 06, 2025
Debt issuance costs																	$ 114,800
August 2024 Convertible Notes | Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Principal and accrued interest due at maturity														Mar. 01, 2026
Conversion price equal to discount on lowest volume-weighted average price														33.33%
Volume-weighted Average Price of Conversion Period														5 days
Debt instrument, maturity date														Mar. 01, 2026
August 2024 Convertible Notes | Unsecured Debt [Member] | Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Debt instrument face amount														$ 894,708
Debt instrument face amount														$ 894,708
Additional August 2024 Convertible Notes
Debt Conversion [Line Items]
Promissory notes, principal amount																	$ 687,315
Principal and accrued interest due at maturity																	Feb. 06, 2025
Deferred financing costs																	$ 40,657
Principal amount																																							$ 687,315
Percentage of trading price																	25.00%
Debt instrument, maturity date																	Feb. 06, 2025
Debt issuance costs																	$ 40,657
Promissory Note [Member]
Debt Conversion [Line Items]
Interest rate percentage																												8.00%
Principal and accrued interest due at maturity																												Oct. 30, 2025
Principal amount																												$ 1,053,824											$ 1,053,824
Debt instrument, maturity date																												Oct. 30, 2025
Senior and Junior Notes [Member]
Debt Conversion [Line Items]
Conversion of shares | shares																																							19,234,912
Principal extinguishment of debt																																							$ 5,645,471
Loss on extinguishment of debt																																							(20,504,307)
Junior and Senior Convertible Notes [Member]
Debt Conversion [Line Items]
Principal extinguishment of debt																																					8,961,872
Senior Convertible Notes [Member]
Debt Conversion [Line Items]
Loss on extinguishment of debt																																					(1,682,641)
Senior Convertible Notes [Member] | Related Party [Member]
Debt Conversion [Line Items]
Loss on extinguishment of debt																																					(27,139)
April Indigo Capital Exchange Convertible Note [Member] | Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Minimum consecutive trading days | Days													5
Loss on extinguishment of debt																																					(185,388)
Debt instrument face amount																													2,108,523								2,108,523
Debt instrument face amount																													2,108,523								2,108,523
April Indigo Capital Exchange Convertible Note [Member] | Unsecured Convertible Note [Member] | Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Principal and accrued interest due at maturity													Apr. 21, 2026
Debt instrument face amount													$ 2,108,523
Debt instrument face amount													$ 2,108,523
Debt instrument, maturity date													Apr. 21, 2026
Liqueous Obligation [Member]
Debt Conversion [Line Items]
Interest rate percentage																												8.00%
Principal and accrued interest due at maturity																												Oct. 30, 2025
Principal amount																												$ 1,053,824
Debt instrument, maturity date																												Oct. 30, 2025
Liqueous Obligation [Member] | Redstone Group LLC [Member]
Debt Conversion [Line Items]
Promissory notes, principal amount																													1,097,113
Loss on extinguishment of debt																													$ (424,887)								$ (424,887)
Issuance of Common Stock | shares																													9,000,000								9,000,000
Issuance of Common Stock warrants in connection with the June 2023 Convertible Notes (net of issuance cost of $160,345)																																					$ 1,519,152
March Indigo Capital Convertible Notes [Member] | Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Interest rate percentage														15.00%
Percentage of common stock conversion, amount equal to outstanding														19.90%
Convertible notes fair value																													$ 2,207,800								2,207,800
Proceeds from convertible debt																																					707,800
March Indigo Capital Convertible Notes [Member] | Indigo Capital Convertible Notes [Member] | General and Administrative Expense [Member]
Debt Conversion [Line Items]
Transaction costs expensed																																					20,000
March Indigo Capital Convertible Notes [Member] | Minimum [Member] | Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Percentage of common stock conversion, amount equal to outstanding														19.99%
March Indigo Capital Exchange Convertible Note [Member] | Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Conversion of convertible securities to common stock, shares | shares																									4,313,272
Reduction to convertible notes recorded to common stock at par value and additional paid-in capital																									$ 907,578
Loss on extinguishment of debt																																					(2,123,403)
Debt instrument face amount																									307,320
Convertible notes fair value																													3,003,300								3,003,300
Change in fair value of debt																																					124,014
Debt instrument face amount																									$ 307,320
Issuance of Common Stock upon conversion of convertible preferred stock (in Shares) | shares																									4,313,272
April Indigo Capital Convertible Note [Member] | Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Interest rate percentage													15.00%
Issuances of common stock on conversion of debt, percentage of outstanding common stock											19.90%
Principal and accrued interest due at maturity													Apr. 21, 2026
Stock issued													$ 1,350,000
Minimum consecutive trading days | Days													5
Debt Conversion, Description													conversion price equal to the lowest VWAP during the 5 days prior to the conversion date
Convertible notes fair value																													1,531,351								1,531,351
Proceeds from convertible debt																																					181,351
Debt instrument, maturity date													Apr. 21, 2026
April Indigo Capital Convertible Note [Member] | Indigo Capital Convertible Notes [Member] | Other Nonoperating Income (Expense) [Member]
Debt Conversion [Line Items]
Debt issuance costs																																					40,000
April Indigo Capital Convertible Note [Member] | Minimum [Member] | Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Issuances of common stock on conversion of debt, percentage of outstanding common stock											19.99%
April Indigo Capital Convertible Note [Member] | Unsecured Debt [Member] | Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Debt instrument face amount													$ 1,421,053
Debt instrument face amount													1,421,053
April Indigo Capital Convertible Note [Member] | Unsecured Promissory Note [Member] | Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Debt instrument face amount													2,003,097
Debt instrument face amount													$ 2,003,097
May 2025 Financing Transactions [Member] | Agile Capital Funding [Member] | Business Loan and Security Agreement [Member]
Debt Conversion [Line Items]
Interest rate percentage												44.00%
Periodic payment due, month and year												2025-11
Repayments of secured promissory note												$ 27,000
Debt instrument, frequency of payment												weekly
Interest rate increase												5.00%
Principal amount outstanding												$ 756,000																	447,917								447,917
Debt instrument face amount												525,000
Debt discount																													25,000								25,000
Proceeds from convertible debt																																					443,620
Debt instrument face amount												525,000
Principal amount outstanding												$ 756,000																	447,917								447,917
May 2025 Financing Transactions [Member] | Agile Capital Funding [Member] | Business Loan and Security Agreement [Member] | Other Nonoperating Income (Expense) [Member]
Debt Conversion [Line Items]
Debt issuance costs																																					56,380
May 2025 Financing Transactions [Member] | Agile Capital Funding [Member] | Amended Business Loan and Security Agreement [Member]
Debt Conversion [Line Items]
Aggregate principal and prepayment premium owed										$ 702,000
Repayments of secured promissory note										$ 48,000
Principal and accrued interest due at maturity										Dec. 26, 2025
Debt instrument face amount										$ 1,000,000
Debt discount										50,000
Proceeds from convertible debt										248,000
Debt instrument face amount										$ 1,000,000
Debt instrument, maturity date										Dec. 26, 2025
Aggregate principal and prepayment premium owed										$ 702,000
May 2025 Financing Transactions [Member] | 1800 Diagonal Lending LLC [Member] | Securities Purchase Agreement [Member]
Debt Conversion [Line Items]
Interest rate increase											12.00%
Principal and accrued interest due at maturity											Feb. 28, 2026
Effective interest rate											10.00%
Debt instrument face amount											$ 227,700
Percentage of common stock conversion, amount equal to outstanding											25.00%
Convertible notes fair value																													399,955								399,955
Debt discount																													20,700								20,700
Proceeds from convertible debt																																					178,000
Debt instrument face amount											$ 227,700
Debt instrument, interest rate											10.00%
Debt instrument, maturity date											Feb. 28, 2026
Loss on issuance of notes payable																																					192,955
May 2025 Financing Transactions [Member] | 1800 Diagonal Lending LLC [Member] | Securities Purchase Agreement [Member] | Other Nonoperating Income (Expense) [Member]
Debt Conversion [Line Items]
Debt issuance costs																																					29,000
May 2025 Financing Transactions [Member] | 1800 Diagonal Lending LLC [Member] | Maximum [Member] | Securities Purchase Agreement [Member]
Debt Conversion [Line Items]
Long term debt maturities, next twelve months											$ 2,275,000
May 2025 Financing Transactions [Member] | 1800 Diagonal Lending LLC [Member] | Convertible Debt [Member] | Securities Purchase Agreement [Member]
Debt Conversion [Line Items]
Issuances of common stock on conversion of debt, percentage of outstanding common stock											19.90%
May 2025 Financing Transactions [Member] | 1800 Diagonal Lending LLC [Member] | Beginning on the Issuance Date and Ending 120 Days Following the Issuance Date [Member] | Securities Purchase Agreement [Member]
Debt Conversion [Line Items]
Percentage of the outstanding principal plus accrued interest											120.00%
May 2025 Financing Transactions [Member] | 1800 Diagonal Lending LLC [Member] | Beginning 121 Days Following the Issuance Ending 180 Days Following the Issuance Date [Member] | Securities Purchase Agreement [Member]
Debt Conversion [Line Items]
Percentage of the outstanding principal plus accrued interest											125.00%
May 2025 Financing Transactions [Member] | Boot Capital LLC [Member] | Securities Purchase Agreement [Member]
Debt Conversion [Line Items]
Interest rate increase											12.00%
Principal amount outstanding																													110,000								110,000
Principal and accrued interest due at maturity											Feb. 28, 2026
Effective interest rate											10.00%
Debt instrument face amount											$ 110,000
Percentage of common stock conversion, amount equal to outstanding											25.00%
Debt discount																													10,000								10,000
Proceeds from convertible debt																																					84,000
Debt instrument face amount											$ 110,000
Debt instrument, interest rate											10.00%
Debt instrument, maturity date											Feb. 28, 2026
Principal amount outstanding																													110,000								110,000
May 2025 Financing Transactions [Member] | Boot Capital LLC [Member] | Securities Purchase Agreement [Member] | Other Nonoperating Income (Expense) [Member]
Debt Conversion [Line Items]
Debt issuance costs																																					16,000
May 2025 Financing Transactions [Member] | Boot Capital LLC [Member] | Convertible Debt [Member] | Securities Purchase Agreement [Member]
Debt Conversion [Line Items]
Issuances of common stock on conversion of debt, percentage of outstanding common stock											19.90%
May 2025 Financing Transactions [Member] | Boot Capital LLC [Member] | Beginning on the Issuance Date and Ending 120 Days Following the Issuance Date [Member] | Convertible Debt [Member] | Securities Purchase Agreement [Member]
Debt Conversion [Line Items]
Prepayment percentage of outstanding principal plus accrued interest											120.00%
May 2025 Financing Transactions [Member] | Boot Capital LLC [Member] | Beginning 121 Days Following the Issuance Ending 180 Days Following the Issuance Date [Member] | Convertible Debt [Member] | Securities Purchase Agreement [Member]
Debt Conversion [Line Items]
Prepayment percentage of outstanding principal plus accrued interest											125.00%
Brick Lane Exchange Convertible Note [Member] | Brick Lane Capital Management Limited [Member] | Unsecured Convertible Note [Member]
Debt Conversion [Line Items]
Prinicipal amount converted																													$ 142,339								$ 1,192,339
Principal and accrued interest due at maturity									Apr. 17, 2026
Conversion of convertible securities to common stock, shares | shares																													806,452								7,606,970
Loss on extinguishment of debt																														$ (1,071,997)
Debt instrument face amount									$ 1,050,000
Volume-weighted Average Price of Conversion Period									5 days
Debt instrument face amount									$ 1,050,000
Debt instrument, maturity date									Apr. 17, 2026
Issuance of Common Stock upon conversion of convertible preferred stock (in Shares) | shares																													806,452								7,606,970
Issuance of Common Stock upon conversion of convertible preferred stock																													$ 142,339								$ 1,192,339
Brick Lane Exchange Convertible Note [Member] | Brick Lane Capital Management Limited [Member] | Series A Preferred Stock [Member] | Unsecured Convertible Note [Member]
Debt Conversion [Line Items]
Preferred stock conversion shares | shares									100,000
Conversion of shares | shares																														100,000
Brick Lane Convertible Notes
Debt Conversion [Line Items]
Preferred stock conversion shares | shares																							100,000
Principal amount																													333,526								333,526
Brick Lane Convertible Notes | Brick Lane Capital Management Limited [Member] | Unsecured Convertible Note [Member]
Debt Conversion [Line Items]
Issuances of common stock on conversion of debt, percentage of outstanding common stock									19.90%
Principal and accrued interest due at maturity									Jun. 02, 2026
Percentage of maximum aggregate outstanding common stock									9.90%
Increase to stockholders' deficit																													131,452								2,396,025
Capital infusion amount									$ 250,000
Debt instrument face amount									$ 250,000
Volume-weighted Average Price of Conversion Period									5 days
Debt instrument face amount									$ 250,000
Debt instrument, maturity date									Jun. 02, 2026
Bomore Exchange Convertible Note [Member] | Bomore Opportunity Group Ltd [Member] | Unsecured Convertible Note [Member]
Debt Conversion [Line Items]
Prinicipal amount converted																													$ 1,050,000
Principal and accrued interest due at maturity								Jun. 17, 2026
Conversion of convertible securities to common stock, shares | shares																													3,253,796
Loss on extinguishment of debt								$ 140,323
Debt instrument face amount								$ 1,050,000
Volume-weighted Average Price of Conversion Period								5 days
Debt instrument face amount								$ 1,050,000
Debt instrument, maturity date								Jun. 17, 2026
Issuance of Common Stock upon conversion of convertible preferred stock (in Shares) | shares																													3,253,796
Issuance of Common Stock warrants in connection with the June 2023 Convertible Notes (net of issuance cost of $160,345)																													$ 1,112,798
Issuance of Common Stock upon conversion of convertible preferred stock																													1,050,000
Bomore Exchange Convertible Note [Member] | Bomore Opportunity Group Ltd [Member] | Series A Preferred Stock [Member] | Unsecured Convertible Note [Member]
Debt Conversion [Line Items]
Preferred stock conversion shares | shares								100,000
Conversion of shares | shares								100,000
Bomore Convertible Notes
Debt Conversion [Line Items]
Preferred stock conversion shares | shares																							100,000
Principal amount																													291,309								291,309
Bomore Convertible Notes | Bomore Opportunity Group Ltd [Member] | Unsecured Convertible Note [Member]
Debt Conversion [Line Items]
Issuances of common stock on conversion of debt, percentage of outstanding common stock								19.90%
Interest rate increase								15.00%
Principal amount outstanding																													250,000								250,000
Principal and accrued interest due at maturity								Jun. 17, 2026
Percentage of maximum aggregate outstanding common stock								9.90%
Capital infusion amount								$ 250,000
Debt instrument face amount								$ 250,000
Volume-weighted Average Price of Conversion Period								5 days
Debt instrument face amount								$ 250,000
Debt instrument, maturity date								Jun. 17, 2026
Principal amount outstanding																													250,000								250,000
Torcross Exchange Convertible Note [Member] | Torcross Capital LLC [Member] | Unsecured Convertible Note [Member]
Debt Conversion [Line Items]
Debt instrument face amount							$ 400,000
Debt instrument face amount							$ 400,000
Torcross Exchange Convertible Note [Member] | Torcross Capital LLC [Member] | Series A Preferred Stock [Member] | Unsecured Convertible Note [Member]
Debt Conversion [Line Items]
Preferred stock conversion shares | shares							40,000
Torcross Convertible Notes [Member] | Torcross Capital LLC [Member] | Unsecured Convertible Note [Member]
Debt Conversion [Line Items]
Issuances of common stock on conversion of debt, percentage of outstanding common stock							19.90%
Interest rate increase							15.00%
Principal amount outstanding																													100,000								100,000
Principal and accrued interest due at maturity							Jun. 24, 2026
Percentage of maximum aggregate outstanding common stock							9.90%
Loss on extinguishment of debt																																					33,883
Capital infusion amount							$ 100,000
Debt instrument face amount							$ 100,000
Debt Conversion, Description							conversion price equal to 80% of the lowest VWAP during the 5 days prior to the conversion date
Conversion price equal to discount on lowest volume-weighted average price							80.00%
Volume-weighted Average Price of Conversion Period							5 days
Convertible notes fair value																													133,883								133,883
Debt instrument face amount							$ 100,000
Debt instrument, maturity date							Jun. 24, 2026
Principal amount outstanding																													100,000								100,000
Liqueous Promissory Note [Member]
Debt Conversion [Line Items]
Principal amount																													10,545								10,545		$ 1,053,824
TAG Promissory Note [Member]
Debt Conversion [Line Items]
Basis spread margin on variable rate																											10.00%
Principal and accrued interest due at maturity																											Jan. 31, 2026
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]																											us-gaap:SecuredOvernightFinancingRateSofrMember
Principal amount																											$ 545,000		1,666,126								1,666,126
Loss on extinguishment of debt																													(1,094,914)								(1,094,914)
Conversion price equal to discount on lowest volume-weighted average price																						33.33%
Volume-weighted Average Price of Conversion Period																						5 days
Debt instrument, maturity date																											Jan. 31, 2026
Minimum available cash at maturity date																											$ 2,500,000
Yorkville Promissory Note [Member] | Securities Purchase Agreement [Member]
Debt Conversion [Line Items]
Interest rate increase						8.00%																													18.00%
Principal and accrued interest due at maturity						Oct. 30, 2025
Capital infusion amount							$ 1,100,000
Debt instrument face amount							1,250,000
Convertible notes fair value																													1,255,700								1,255,700
Debt instrument face amount							$ 1,250,000
Debt instrument, maturity date						Oct. 30, 2025
Loss on issuance of notes payable																													155,700								155,700
Yorkville Promissory Note [Member] | Securities Purchase Agreement [Member] | Other Nonoperating Income (Expense) [Member]
Debt Conversion [Line Items]
Debt issuance costs																																					127,000
February Two Thousand Twenty Five Pre Funded Warrants [Member] | Liqueous Settlement Agreement [Member]
Debt Conversion [Line Items]
Issuance of pre-funded warrants exercisable into common stock | shares																										6,406,225
AZ Promissory Note [Member]
Debt Conversion [Line Items]
Promissory notes, principal amount																								$ 100
Principal and accrued interest due at maturity																								Apr. 30, 2026
Effective interest rate																								10.00%										10.00%
Principal amount																								$ 900,000					2,679,500					$ 900,000			2,679,500
Loss on extinguishment of debt																													(1,745,201)								(1,745,201)
Conversion price equal to discount on lowest volume-weighted average price																						33.33%
Volume-weighted Average Price of Conversion Period																						5 days
Debt instrument, interest rate																								10.00%										10.00%
Debt instrument, maturity date																								Apr. 30, 2026
July Indigo Capital Convertible Note [Member]
Debt Conversion [Line Items]
Percentage of common stock conversion, amount equal to outstanding					19.90%
Convertible notes fair value																													193,858								193,858
Proceeds from convertible debt																													43,858								43,858
July Indigo Capital Convertible Note [Member] | Minimum [Member]
Debt Conversion [Line Items]
Issuances of common stock on conversion of debt, percentage of outstanding common stock				4.99%	9.90%
July Indigo Capital Convertible Note [Member] | Indigo Capital LLC [Member]
Debt Conversion [Line Items]
Principal and accrued interest due at maturity					Jul. 15, 2026
Minimum consecutive trading days | Days					5
Capital infusion amount					$ 150,000
Debt instrument face amount					$ 150,000
Debt Conversion, Description					conversion price equal to 80% of the lowest VWAP during the 5 days prior to the conversion date
Conversion price equal to discount on lowest volume-weighted average price					80.00%
Debt instrument face amount					$ 150,000
Debt instrument, maturity date					Jul. 15, 2026
August Indigo Capital Convertible Note [Member]
Debt Conversion [Line Items]
Principal and accrued interest due at maturity			Aug. 17, 2026
Percentage of maximum aggregate outstanding common stock			9.90%
Minimum consecutive trading days | Days			5
Capital infusion amount			$ 225,000
Debt instrument face amount			$ 225,000
Debt Conversion, Description			conversion price equal to 80% of the lowest VWAP during the 5 days prior to the conversion date
Conversion price equal to discount on lowest volume-weighted average price			80.00%
Percentage of common stock conversion, amount equal to outstanding			19.90%
Convertible notes fair value																													274,300								274,300
Proceeds from convertible debt																													49,300								49,300
Debt instrument face amount			$ 225,000
Debt instrument, maturity date			Aug. 17, 2026
July 2025 Financing Transactions [Member]
Debt Conversion [Line Items]
Percentage of common stock conversion, amount equal to outstanding				19.90%
July 2025 Financing Transactions [Member] | 1800 Diagonal Lending LLC [Member] | Securities Purchase Agreement [Member]
Debt Conversion [Line Items]
Debt issuance costs																																					16,000
Principal amount outstanding																													400,400								400,400
Principal and accrued interest due at maturity				Apr. 30, 2026
Effective interest rate				10.00%
Percentage of maximum aggregate outstanding common stock				4.99%
Capital infusion amount				$ 157,000
Debt instrument face amount				$ 172,700
Percentage of common stock conversion, amount equal to outstanding				25.00%
Convertible notes fair value																													299,242								299,242
Debt discount																													15,700								15,700
Proceeds from convertible debt																																					141,000
Debt instrument face amount				$ 172,700
Debt instrument, interest rate				10.00%
Debt instrument, maturity date				Apr. 30, 2026
Loss on issuance of notes payable																													142,242								142,242
Principal amount outstanding																													400,400								400,400
September Brick Lane Convertible Note [Member] | Brick Lane Capital Management Limited [Member] | Unsecured Convertible Note [Member]
Debt Conversion [Line Items]
Issuances of common stock on conversion of debt, percentage of outstanding common stock		19.90%
Interest rate increase		15.00%
Principal amount outstanding																													232,661								232,661
Principal and accrued interest due at maturity		Sep. 02, 2026
Percentage of maximum aggregate outstanding common stock		9.90%
Capital infusion amount		$ 125,000
Debt instrument face amount		$ 125,000
Debt Conversion, Description		conversion price equal to 70% of the lowest VWAP during the 5 days prior to the conversion date
Conversion price equal to discount on lowest volume-weighted average price		70.00%
Volume-weighted Average Price of Conversion Period		5 days
Convertible notes fair value																													177,366								177,366
Debt instrument face amount		$ 125,000
Debt instrument, maturity date		Sep. 02, 2026
Loss on issuance of notes payable																																					52,366
Principal amount outstanding																													$ 232,661								$ 232,661

[1]	Periods presented have been adjusted to reflect the 1-for-40 reverse stock split on July 23, 2024. See Note 2 – Summary of Significant Accounting Policies for additional information.
[2]	The number of shares of convertible preferred stock and common stock issued and outstanding prior to the Business Combination have been retroactively adjusted by the Exchange Ratio to give effect to the reverse recapitalization treatment of the Business Combination. See Note 1 - Description of Business and Note 3 - Reverse Recapitalization for more information.